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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.*
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Group NV
Address: Havenlaan 2
         Brussels C9 1080
         Belgium

Form 13F File Number: 028-13043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Jan Vanhevel
Title: CEO
Phone: 32 2 429 15 96

Name:  Luc Philips
Title: Executive Director
Phone: 32 2 429 15 96

Signature, Place, and Date of Signing:


/s/ Jan Vanhevel                        Brussels, Belgium   12/08/09.
-------------------------------------   -----------------   --------------------
[Signature]                             [City, State]       [Date]


/s/ Luc Philips                         Brussels, Belgium   12/08/09.
-------------------------------------   -----------------   --------------------
[Signature]                             [City, State]       [Date]

* Due to a technical error, a small number of positions reported under the shared investment discretion of KBC Group NV and certain of its subsidiaries on the 13F-HR for the quarter ended September 30, 2009, were reported with incorrect values (Column 4). The Information Table set forth below corrects and restates the information with respect to those positions, which constitute less than 0.3 percent of the positions originally reported.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               5

Form 13F Information Table Entry Total:         12

Form 13F Information Table Value Total:      1,608
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                     Name
---   --------------------   ---------------------------------------
1     028-13045              KBC Bank NV
2     028-13051              KBC Asset Management NV
3     028-13048              KBC Asset Management Ltd.
11    028-13468              KBL European Private Bankers SA
12    028-13513              KBC Asset Management International Ltd.

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SEC FORM 13F-A1 REPORT
As Of Date: 9/30/2009

          COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
----------------------------  --------  ---------  --------  -------------------  ----------  --------  --------------------
                                                                                                          VOTING AUTHORITY
                              TITLE OF              VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER   --------------------
       NAME OF ISSUER           CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
----------------------------  --------  ---------  --------  -------  ---  -----  ----------  --------  ------  ------  ----
CEVA INC                         COM    157210105       401   37,330  SH          DEFINED     1,2       37,330       0     0
CEVA INC                         COM    157210105       174   16,229  SH          DEFINED     1,2,3     16,229       0     0
CLEAN DIESEL TECHNOLOGIES IN   COM NEW  18449C302        15    8,637  SH          DEFINED     1          8,637       0     0
CLEAN DIESEL TECHNOLOGIES IN   COM NEW  18449C302         1      500  SH          OTHER       11             0       0   500
FRONTLINE LTD                    SHS    G3682E127       249   10,639  SH          DEFINED     1,2,3     10,639       0     0
FRONTLINE LTD                    SHS    G3682E127       195    8,348  SH          DEFINED     1,2,3      8,348       0     0
FRONTLINE LTD                    SHS    G3682E127       179    7,650  SH          DEFINED     1,2,3,12   7,650       0     0
OCEAN PWR TECHNOLOGIES INC     COM NEW  674870308       136   28,177  SH          DEFINED     1,2,3     28,177       0     0
OCEAN PWR TECHNOLOGIES INC     COM NEW  674870308        52   10,850  SH          DEFINED     1,2,3     10,850       0     0
OCEAN PWR TECHNOLOGIES INC     COM NEW  674870308        60   12,328  SH          DEFINED     1,2,3,12  12,328       0     0
RANDGOLD RES LTD                 ADR    752344309        21      300  SH          OTHER       11             0       0   300
YAMANA GOLD INC                  COM    98462Y100       125   11,659  SH          DEFINED     1,2,3     11,659       0     0